UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	1,000,000	$69,620,000
General Dynamics Corp.	600,000	39,672,000
Honeywell International, Inc.	1,300,000	77,675,000
United Technologies Corp.	1,000,000	78,290,000

		$265,257,000

Air Freight & Logistics — 0.5%
FedEx Corp.	475,000	$40,194,500

		$40,194,500

Biotechnology — 1.7%
Celgene Corp.(1)	625,000	$47,750,000
Gilead Sciences, Inc.(1)	1,350,000	89,545,500

		$137,295,500

Capital Markets — 2.2%
Ameriprise Financial, Inc.	750,000	$42,517,500
Goldman Sachs Group, Inc. (The)	750,000	85,260,000
State Street Corp.	1,000,000	41,960,000

		$169,737,500

Chemicals — 1.5%
Air Products and Chemicals, Inc.	500,000	$41,350,000
LyondellBasell Industries NV, Class A	1,550,000	80,073,000

		$121,423,000

Commercial Banks — 7.7%
Fifth Third Bancorp	3,250,000	$50,407,500
KeyCorp	5,250,000	45,885,000
PNC Financial Services Group, Inc.	1,650,000	104,115,000
Regions Financial Corp.	12,750,000	91,927,500
U.S. Bancorp	2,400,000	82,320,000
Wells Fargo & Co.	6,850,000	236,530,500

		$611,185,500

Computers & Peripherals — 2.9%
Apple, Inc.	345,000	$230,204,700

		$230,204,700

Consumer Finance — 2.3%
American Express Co.	2,450,000	$139,307,000
Capital One Financial Corp.	750,000	42,757,500

		$182,064,500

Diversified Financial Services — 5.0%
Citigroup, Inc.	4,750,000	$155,420,000
JPMorgan Chase & Co.	5,825,000	235,796,000

		$391,216,000

Security	Shares	Value
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	2,100,000	$79,170,000
CenturyLink, Inc.	1,825,000	73,730,000

		$152,900,000

Electric Utilities — 3.3%
American Electric Power Co., Inc.	2,500,000	$109,850,000
NextEra Energy, Inc.	1,575,000	110,769,750
PPL Corp.	1,375,000	39,943,750

		$260,563,500

Energy Equipment & Services — 2.3%
National Oilwell Varco, Inc.	1,650,000	$132,181,500
Schlumberger, Ltd.	690,000	49,907,700

		$182,089,200

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	3,400,000	$164,628,000

		$164,628,000

Food Products — 3.4%
Kraft Foods, Inc., Class A	2,850,000	$117,847,500
Nestle SA	1,100,000	69,407,077
Unilever NV - NY Shares	2,200,000	78,056,000

		$265,310,577

Health Care Equipment & Supplies — 1.1%
Covidien PLC	1,425,000	$84,673,500

		$84,673,500

Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	2,750,000	$152,377,500

		$152,377,500

Industrial Conglomerates — 2.5%
General Electric Co.	8,750,000	$198,712,500

		$198,712,500

Insurance — 4.4%
ACE, Ltd.	1,000,000	$75,600,000
Prudential Financial, Inc.	1,375,000	74,951,250
Travelers Companies, Inc. (The)	1,725,000	117,748,500
XL Group PLC	3,250,000	78,097,500

		$346,397,250

Internet Software & Services — 0.8%
Google, Inc., Class A(1)	80,000	$60,360,000

		$60,360,000

IT Services — 1.7%
International Business Machines Corp.	645,000	$133,805,250

		$133,805,250

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	950,000	$55,888,500

		$55,888,500

Security	Shares	Value
Machinery — 1.7%
Deere & Co.	525,000	$43,307,250
Eaton Corp.	1,100,000	51,986,000
PACCAR, Inc.	1,000,000	40,025,000

		$135,318,250

Media — 4.0%
Comcast Corp., Class A	3,000,000	$107,310,000
Time Warner, Inc.	950,000	43,063,500
Walt Disney Co. (The)	3,100,000	162,068,000

		$312,441,500

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	2,100,000	$83,118,000

		$83,118,000

Multi-Utilities — 2.8%
National Grid PLC	7,750,000	$85,489,118
PG&E Corp.	915,000	39,043,050
Sempra Energy	1,500,000	96,735,000

		$221,267,168

Multiline Retail — 2.4%
Macy’s, Inc.	2,450,000	$92,169,000
Target Corp.	1,500,000	95,205,000

		$187,374,000

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	900,000	$62,928,000
Chevron Corp.	2,035,000	237,199,600
ConocoPhillips	3,000,000	171,540,000
EOG Resources, Inc.	625,000	70,031,250
Exxon Mobil Corp.	2,600,000	237,770,000
Marathon Petroleum Corp.	800,000	43,672,000
Occidental Petroleum Corp.	2,350,000	202,241,000
Phillips 66	1,900,000	88,103,000

		$1,113,484,850

Pharmaceuticals — 7.5%
Johnson & Johnson	1,875,000	$129,206,250
Merck & Co., Inc.	5,000,000	225,500,000
Pfizer, Inc.	9,600,000	238,560,000

		$593,266,250

Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	600,000	$81,594,000
Boston Properties, Inc.	800,000	88,488,000
Public Storage, Inc.	550,000	76,543,500

		$246,625,500

Road & Rail — 1.5%
Union Pacific Corp.	1,000,000	$118,700,000

		$118,700,000

Software — 3.5%
Microsoft Corp.	4,600,000	$136,988,000
Oracle Corp.	4,400,000	138,556,000

		$275,544,000

Security	Shares	Value
Specialty Retail — 0.6%
Lowe’s Companies, Inc.	1,500,000	$45,360,000

		$45,360,000

Tobacco — 1.1%
Philip Morris International, Inc.	1,000,000	$89,940,000

		$89,940,000

Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc., Class B(2)	1,950,000	$78,780,000
Vodafone Group PLC ADR	1,400,000	39,893,000

		$118,673,000

Total Common Stocks (identified cost $5,912,837,346)		$7,747,396,495

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$37,693	$37,693,054
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	94,718	94,718,417

Total Short-Term Investments (identified cost $132,411,471)		$132,411,471

Total Investments — 99.9% (identified cost $6,045,248,817)		$7,879,807,966

Other Assets, Less Liabilities — 0.1%		$7,781,830

Net Assets — 100.0%		$7,887,589,796

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2012.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2012, the Portfolio loaned securities having a market value of $36,916,348 and received $37,693,054 of cash collateral for the loans.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 were $73,851 and $73,447, respectively.

The Portfolio did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,201,348,091

Gross unrealized appreciation	$1,702,586,365
Gross unrealized depreciation	(24,126,490)

Net unrealized appreciation	$1,678,459,875

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$545,175,500	$—		$—	$545,175,500
Consumer Staples	450,471,500	69,407,077		—	519,878,577
Energy	1,295,574,050	—		—	1,295,574,050
Financials	1,947,226,250	—		—	1,947,226,250
Health Care	1,023,501,250	—		—	1,023,501,250
Industrials	758,182,250	—		—	758,182,250
Information Technology	699,913,950	—		—	699,913,950
Materials	204,541,000	—		—	204,541,000
Telecommunication Services	271,573,000	—		—	271,573,000
Utilities	396,341,550	85,489,118		—	481,830,668
Total Common Stocks	$7,592,500,300	$154,896,195	*	$—	$7,747,396,495
Short-Term Investments	$—	$132,411,471		$—	$132,411,471
Total Investments	$7,592,500,300	$287,307,666		$—	$7,879,807,966

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012